SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended December 31,
	2015	2014	2013
Supplemental schedule of cash flow information:
Cash paid during period for:
Interest	$166.1	$117.8	$97.2
Income taxes, net of refunds	249.4	284.1	301.5
Disclosure of non-cash financing and investing activities:
Surrender of restricted stock awards and performance shares	12.6	6.6	7.1
Conversion of zero-coupon convertible debt	1.1	9.9	10.3
Assets acquired under capital leases	22.6	29.0	13.1
Accrued property, plant and equipment	4.3	6.2	9.1